Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 08, 2013
Registrant Name	Goldman Sachs Trust II
Central Index Key	0001557156
Amendment Flag	false
Document Creation Date	Aug. 08, 2013
Document Effective Date	Aug. 08, 2013
Prospectus Date	Apr. 30, 2013